Contingencies and Commitments - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Commitments and Contingencies Disclosure [Line Items]
Rent expense, net of sublease income		$ 57,559	$ 55,480	$ 53,164
Subsequent Event [Member] | Long Running Legal Dispute [Member]
Commitments and Contingencies Disclosure [Line Items]
Settlement payments	$ 50,000
Accrued legal fees and other associated costs	$ 5,000